Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000005493
Shareholder Report [Line Items]
Fund Name	Retirement 2030 Fund
Class Name	Investor Class
Trading Symbol	TRRCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2030 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2030 Fund - Investor Class	$29	0.56%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
AssetsNet	$ 30,664,379,000
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	6.40%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$30,664,379
Number of Portfolio Holdings	31

Holdings [Text Block]
Domestic Equity Funds	52.2%
Domestic Bond Funds	21.2
International Equity Funds	17.4
International Bond Funds	8.6
U.S. Treasury Debt	0.2
Short-Term and Other	0.4

Largest Holdings [Text Block]
T. Rowe Price Value Fund	10.9%
T. Rowe Price New Income Fund	10.9
T. Rowe Price Growth Stock Fund	10.1
T. Rowe Price U.S. Large-Cap Core Fund	7.1
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price Overseas Stock Fund	5.0
T. Rowe Price International Value Equity Fund	4.8
T. Rowe Price Real Assets Fund	4.5
T. Rowe Price International Stock Fund	4.4
T. Rowe Price Limited Duration Inflation Focused Bond Fund	4.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005494
Shareholder Report [Line Items]
Fund Name	Retirement 2030 Fund
Class Name	Advisor Class
Trading Symbol	PARCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2030 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2030 Fund - Advisor Class	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
AssetsNet	$ 30,664,379,000
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	6.40%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$30,664,379
Number of Portfolio Holdings	31

Holdings [Text Block]
Domestic Equity Funds	52.2%
Domestic Bond Funds	21.2
International Equity Funds	17.4
International Bond Funds	8.6
U.S. Treasury Debt	0.2
Short-Term and Other	0.4

Largest Holdings [Text Block]
T. Rowe Price Value Fund	10.9%
T. Rowe Price New Income Fund	10.9
T. Rowe Price Growth Stock Fund	10.1
T. Rowe Price U.S. Large-Cap Core Fund	7.1
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price Overseas Stock Fund	5.0
T. Rowe Price International Value Equity Fund	4.8
T. Rowe Price Real Assets Fund	4.5
T. Rowe Price International Stock Fund	4.4
T. Rowe Price Limited Duration Inflation Focused Bond Fund	4.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005495
Shareholder Report [Line Items]
Fund Name	Retirement 2030 Fund
Class Name	R Class
Trading Symbol	RRTCX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2030 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2030 Fund - R Class	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
AssetsNet	$ 30,664,379,000
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	6.40%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$30,664,379
Number of Portfolio Holdings	31

Holdings [Text Block]
Domestic Equity Funds	52.2%
Domestic Bond Funds	21.2
International Equity Funds	17.4
International Bond Funds	8.6
U.S. Treasury Debt	0.2
Short-Term and Other	0.4

Largest Holdings [Text Block]
T. Rowe Price Value Fund	10.9%
T. Rowe Price New Income Fund	10.9
T. Rowe Price Growth Stock Fund	10.1
T. Rowe Price U.S. Large-Cap Core Fund	7.1
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price Overseas Stock Fund	5.0
T. Rowe Price International Value Equity Fund	4.8
T. Rowe Price Real Assets Fund	4.5
T. Rowe Price International Stock Fund	4.4
T. Rowe Price Limited Duration Inflation Focused Bond Fund	4.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000244822
Shareholder Report [Line Items]
Fund Name	Retirement 2030 Fund
Class Name	I Class
Trading Symbol	TRFHX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Retirement 2030 Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement 2030 Fund - I Class	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 30,664,379,000
Holdings Count | Holding	31
InvestmentCompanyPortfolioTurnover	6.40%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$30,664,379
Number of Portfolio Holdings	31

Holdings [Text Block]
Domestic Equity Funds	52.2%
Domestic Bond Funds	21.2
International Equity Funds	17.4
International Bond Funds	8.6
U.S. Treasury Debt	0.2
Short-Term and Other	0.4

Largest Holdings [Text Block]
T. Rowe Price Value Fund	10.9%
T. Rowe Price New Income Fund	10.9
T. Rowe Price Growth Stock Fund	10.1
T. Rowe Price U.S. Large-Cap Core Fund	7.1
T. Rowe Price Equity Index 500 Fund	7.0
T. Rowe Price Overseas Stock Fund	5.0
T. Rowe Price International Value Equity Fund	4.8
T. Rowe Price Real Assets Fund	4.5
T. Rowe Price International Stock Fund	4.4
T. Rowe Price Limited Duration Inflation Focused Bond Fund	4.2

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless